INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 3,456,463
Proceeds	1,355,037	$ 259,375
Repayments	(961,132)	$ (356,625)
Other	7,085
Debt at end of period	3,857,453
Floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,279,626
Proceeds	1,355,037
Repayments	(861,132)
Other	7,672
Debt at end of period	3,781,203
Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	176,837
Proceeds	0
Repayments	(100,000)
Other	(587)
Debt at end of period	$ 76,250